SCHEDULE OF COMMON SHARES (Details) - shares shares in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Shares Issued, Beginning Balance	210,478
Stock Options Exercised	182	1,234
Common Shares Issued, Ending Balance	217,944		210,478
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Shares Issued, Beginning Balance	210,478	202,941	202,941
Stock Options Exercised	182		4,390
Release of Restricted Stock Units	7,284		10,716
Retirement of Shares			(7,569)
Common Shares Issued, Ending Balance	217,944		210,478